UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 2/29/16

Fund's investmentsBond Fund

As of 2-29-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 41.6%					$1,354,556,325
(Cost $1,398,612,540)
Consumer discretionary 5.8%					190,445,261
Auto components 0.7%
Dana Holding Corp.	6.000		09-15-23	4,055,000	3,872,498
Delphi Automotive PLC	4.250		01-15-26	4,040,000	4,131,308
Delphi Corp.	5.000		02-15-23	9,440,000	9,676,000
Nemak SAB de CV (S)	5.500		02-28-23	2,780,000	2,766,100
ZF North America Capital, Inc. (S)	4.750		04-29-25	2,840,000	2,712,200
Automobiles 1.8%
American Honda Finance Corp.	1.700		02-22-19	5,785,000	5,793,550
Ford Motor Company	4.750		01-15-43	2,030,000	1,864,127
Ford Motor Credit Company LLC	2.551		10-05-18	3,680,000	3,663,602
Ford Motor Credit Company LLC	5.875		08-02-21	10,680,000	11,782,240
General Motors Company	4.875		10-02-23	7,375,000	7,441,309
General Motors Company	6.250		10-02-43	4,555,000	4,457,701
General Motors Financial Company, Inc.	3.450		04-10-22	5,030,000	4,745,518
General Motors Financial Company, Inc.	4.000		01-15-25	5,710,000	5,290,321
General Motors Financial Company, Inc.	4.375		09-25-21	7,300,000	7,342,420
Hyundai Capital America (S)	2.400		10-30-18	5,010,000	5,024,484
Diversified consumer services 0.1%
Service Corp. International	5.375		05-15-24	3,505,000	3,728,444
Hotels, restaurants and leisure 0.3%
CCM Merger, Inc. (S)	9.125		05-01-19	2,775,000	2,823,563
Eldorado Resorts, Inc.	7.000		08-01-23	1,465,000	1,461,338
International Game Technology PLC (S)	6.500		02-15-25	2,115,000	1,887,638
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	2,825,000	2,812,570
Mohegan Tribal Gaming Authority	9.750		09-01-21	115,000	114,494
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	1,964,000	2,022,920
Waterford Gaming LLC (H)(S)	8.625		09-15-14	372,111	0
Household durables 0.1%
Newell Rubbermaid, Inc.	2.150		10-15-18	1,975,000	1,951,997
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950		12-05-44	5,910,000	6,537,293
QVC, Inc.	4.375		03-15-23	3,920,000	3,712,659
QVC, Inc.	5.125		07-02-22	3,060,000	3,107,354
QVC, Inc.	5.450		08-15-34	3,500,000	2,925,223
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875		10-01-23	870,000	898,275
Media 1.6%
21st Century Fox America, Inc.	6.150		03-01-37	2,315,000	2,457,583
21st Century Fox America, Inc.	6.400		12-15-35	2,250,000	2,548,445
Altice Financing SA (S)	6.500		01-15-22	1,485,000	1,496,138
Altice Financing SA (S)	6.625		02-15-23	1,890,000	1,861,650
CCO Safari II LLC (S)	6.484		10-23-45	4,640,000	4,873,888
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	2,785,000	2,680,563
Midcontinent Communications (S)	6.875		08-15-23	1,695,000	1,724,663
Myriad International Holdings BV (S)	5.500		07-21-25	2,020,000	1,960,854
Radio One, Inc. (S)	9.250		02-15-20	3,070,000	2,233,425
Scripps Networks Interactive, Inc.	3.950		06-15-25	4,975,000	4,794,786
Sinclair Television Group, Inc. (S)	5.625		08-01-24	4,125,000	4,114,688

2SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Sirius XM Radio, Inc. (S)	5.250		08-15-22	3,829,000	$4,039,595
Sirius XM Radio, Inc. (S)	5.375		04-15-25	2,735,000	2,728,163
Time Warner Cable, Inc.	8.250		04-01-19	3,940,000	4,504,815
Time Warner, Inc.	3.600		07-15-25	3,185,000	3,135,531
Time Warner, Inc.	3.875		01-15-26	7,820,000	7,893,211
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	3,420,000	3,504,583
Specialty retail 0.5%
AutoNation, Inc.	4.500		10-01-25	1,940,000	1,979,248
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	4,378,000	2,845,700
L Brands, Inc.	6.625		04-01-21	5,360,000	5,996,500
The Home Depot, Inc.	3.000		04-01-26	5,160,000	5,336,286
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21	3,465,000	3,187,800
Consumer staples 2.4%					79,504,442
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	11,950,000	12,809,241
Constellation Brands, Inc.	4.250		05-01-23	3,315,000	3,435,169
Constellation Brands, Inc.	4.750		11-15-24	1,975,000	2,068,813
PepsiCo, Inc.	1.500		02-22-19	5,545,000	5,574,156
Food and staples retailing 0.7%
CVS Health Corp.	5.125		07-20-45	5,785,000	6,492,106
SUPERVALU, Inc.	7.750		11-15-22	4,065,000	3,170,700
Tops Holding II Corp.	8.750		06-15-18	1,000,000	977,500
Tops Holding LLC (S)	8.000		06-15-22	5,655,000	5,386,388
Whole Foods Market, Inc. (S)	5.200		12-03-25	7,290,000	7,340,301
Food products 0.6%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	3,211,000	3,714,661
Kraft Heinz Foods Company (S)	2.000		07-02-18	5,605,000	5,595,303
Kraft Heinz Foods Company (S)	4.875		02-15-25	2,927,000	3,202,852
Kraft Heinz Foods Company (S)	5.200		07-15-45	3,590,000	3,866,014
Post Holdings, Inc. (S)	7.750		03-15-24	1,620,000	1,773,900
Household products 0.1%
Central Garden & Pet Company	6.125		11-15-23	775,000	790,500
HRG Group, Inc.	7.875		07-15-19	2,830,000	2,950,275
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	2,820,000	2,827,050
Tobacco 0.2%
Alliance One International, Inc.	9.875		07-15-21	6,450,000	4,861,688
Vector Group, Ltd.	7.750		02-15-21	2,505,000	2,667,825
Energy 2.7%					87,219,944
Oil, gas and consumable fuels 2.7%
Cimarex Energy Company	4.375		06-01-24	5,420,000	5,058,876
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	4,060,000	3,691,758
Continental Resources, Inc.	5.000		09-15-22	7,933,000	6,021,147
DCP Midstream LLC (S)	9.750		03-15-19	3,840,000	3,573,358
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	3,375,000	1,788,750
DCP Midstream Operating LP	3.875		03-15-23	1,960,000	1,412,466

SEE NOTES TO FUND'S INVESTMENTS3

Bond Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge Energy Partners LP	4.375		10-15-20		3,100,000	$2,867,912
Energy Transfer Partners LP	5.150		03-15-45		3,845,000	2,806,108
Energy Transfer Partners LP	9.700		03-15-19		2,620,000	2,744,335
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66		5,865,000	4,398,750
Kerr-McGee Corp.	6.950		07-01-24		3,055,000	2,895,908
Kinder Morgan Energy Partners LP	7.750		03-15-32		2,130,000	2,025,683
Kinder Morgan, Inc.	5.550		06-01-45		5,385,000	4,471,424
Lukoil International Finance BV (S)	3.416		04-24-18		4,925,000	4,843,787
MPLX LP	4.000		02-15-25		1,435,000	1,088,376
MPLX LP (S)	4.875		12-01-24		1,575,000	1,286,945
Petroleos Mexicanos	4.875		01-24-22		2,975,000	2,854,513
Regency Energy Partners LP	5.000		10-01-22		940,000	781,645
Regency Energy Partners LP	5.500		04-15-23		5,895,000	4,951,800
Regency Energy Partners LP	5.875		03-01-22		865,000	760,211
Shell International Finance BV	4.375		05-11-45		8,520,000	7,903,791
Summit Midstream Holdings LLC	7.500		07-01-21		1,585,000	1,188,750
Sunoco Logistics Partners Operations LP	4.400		04-01-21		4,055,000	3,732,879
Tesoro Logistics LP	6.125		10-15-21		4,375,000	4,025,000
Williams Partners LP	4.875		05-15-23		2,900,000	2,366,945
Williams Partners LP	4.875		03-15-24		7,440,000	5,942,239
WPX Energy, Inc.	5.250		09-15-24		910,000	491,400
WPX Energy, Inc.	6.000		01-15-22		2,175,000	1,245,188
Financials 16.6%						539,377,666
Banks 6.7%
Banco Santander Brasil SA (S)	8.000		03-18-16	BRL	4,600,000	1,119,772
Bank of America Corp.	3.950		04-21-25		1,430,000	1,384,550
Bank of America Corp.	4.200		08-26-24		3,175,000	3,178,686
Bank of America Corp.	4.250		10-22-26		3,580,000	3,546,169
Bank of America Corp.	4.450		03-03-26		5,185,000	5,210,821
Bank of America Corp.	6.875		04-25-18		6,620,000	7,230,483
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24		5,655,000	5,520,128
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18		5,550,000	5,522,250
BankUnited, Inc.	4.875		11-17-25		5,330,000	5,345,340
Barclays Bank PLC (S)	10.179		06-12-21		4,710,000	6,075,335
Barclays PLC	4.375		01-12-26		4,145,000	4,000,037
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (Q)(S)	7.375		08-19-25		1,115,000	1,042,525
BPCE SA (S)	4.500		03-15-25		4,360,000	4,113,786
BPCE SA (S)	5.700		10-22-23		4,630,000	4,763,390
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20		3,585,000	3,369,900
Commerzbank AG (S)	8.125		09-19-23		5,975,000	6,527,688
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19		4,420,000	3,894,347
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24		5,265,000	4,638,454
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33		4,540,000	4,755,650
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		3,980,000	3,577,025
HBOS PLC (S)	6.750		05-21-18		8,895,000	9,564,882
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24		1,570,000	1,440,475
ING Bank NV (S)	5.800		09-25-23		5,184,000	5,555,242
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25		1,385,000	1,254,291
JPMorgan Chase & Co.	4.625		05-10-21		8,335,000	9,106,654
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19		5,915,000	5,530,525

4SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	4,055,000	$3,792,723
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	7,940,000	8,416,400
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	6,890,000	6,886,555
Lloyds Banking Group PLC (S)	5.300		12-01-45	4,756,000	4,612,978
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	3,595,000	3,361,325
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	5,255,000	5,149,900
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	3,525,000	3,661,199
Popular, Inc.	7.000		07-01-19	2,750,000	2,633,125
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	5,937,000	7,006,907
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	2,400,000	2,190,000
Santander UK Group Holdings PLC (S)	4.750		09-15-25	4,125,000	3,890,123
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000		09-29-25	4,730,000	4,327,803
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	3,390,000	3,338,458
Sumitomo Mitsui Banking Corp	2.450		01-10-19	7,159,000	7,225,185
Synovus Financial Corp.	7.875		02-15-19	1,620,000	1,765,800
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	4,415,000	4,039,725
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	5,565,000	5,953,159
Wells Fargo & Company	4.650		11-04-44	1,815,000	1,775,700
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	5,945,000	6,294,566
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	5,895,000	5,909,738
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	5,012,000	5,156,095
Wells Fargo Bank NA	5.850		02-01-37	1,990,000	2,397,616
Capital markets 2.3%
Ares Capital Corp.	3.875		01-15-20	4,760,000	4,801,783
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	2,975,000	2,863,931
Deutsche Bank AG	4.500		04-01-25	2,355,000	1,996,178
FS Investment Corp.	4.000		07-15-19	5,040,000	5,007,633
Jefferies Group LLC	6.875		04-15-21	6,225,000	6,973,027
Jefferies Group LLC	8.500		07-15-19	2,660,000	3,008,130
Macquarie Bank, Ltd. (S)	4.875		06-10-25	5,565,000	5,397,961
Morgan Stanley	2.450		02-01-19	3,070,000	3,082,569
Morgan Stanley	4.300		01-27-45	2,885,000	2,751,073
Morgan Stanley	5.500		01-26-20	4,735,000	5,202,917
Morgan Stanley	5.550		04-27-17	2,955,000	3,082,978
Morgan Stanley	7.300		05-13-19	9,090,000	10,395,688
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	3,370,000	3,306,802
Stifel Financial Corp.	4.250		07-18-24	3,325,000	3,306,097
The Bear Stearns Companies LLC	7.250		02-01-18	3,640,000	3,989,200
The Goldman Sachs Group, Inc.	3.750		05-22-25	4,055,000	4,106,900
The Goldman Sachs Group, Inc.	4.750		10-21-45	2,065,000	2,089,931
The Goldman Sachs Group, Inc.	5.250		07-27-21	2,580,000	2,861,930
The Goldman Sachs Group, Inc.	5.750		01-24-22	1,800,000	2,045,221
Consumer finance 1.7%
Ally Financial, Inc.	3.250		11-05-18	3,775,000	3,708,938

SEE NOTES TO FUND'S INVESTMENTS5

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Ally Financial, Inc.	5.125		09-30-24	8,440,000	$8,503,300
American Express Company	3.625		12-05-24	20,000	19,699
Capital One Financial Corp.	2.450		04-24-19	3,220,000	3,219,997
Capital One Financial Corp.	4.200		10-29-25	4,945,000	4,852,716
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	4,210,000	4,073,175
Capital One NA	2.350		08-17-18	3,820,000	3,802,264
Credit Acceptance Corp.	6.125		02-15-21	4,420,000	4,110,600
Credito Real SAB de CV (S)	7.500		03-13-19	4,310,000	4,202,250
Discover Bank	2.600		11-13-18	5,530,000	5,524,426
Discover Financial Services	3.950		11-06-24	4,810,000	4,709,418
Discover Financial Services	5.200		04-27-22	4,795,000	5,042,278
Enova International, Inc.	9.750		06-01-21	4,300,000	2,967,000
Diversified financial services 1.0%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-25	2,947,628	2,984,473
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-21	1,357,088	1,357,088
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-24	2,830,139	2,822,231
Leucadia National Corp.	5.500		10-18-23	6,320,000	5,638,040
McGraw Hill Financial, Inc.	4.000		06-15-25	5,655,000	5,737,897
McGraw Hill Financial, Inc.	4.400		02-15-26	3,725,000	3,912,703
NewStar Financial, Inc.	7.250		05-01-20	5,145,000	4,579,050
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	7,178,000	6,666,137
Insurance 1.9%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	5,275,000	5,372,493
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	6,030,000	6,355,029
AXA SA	8.600		12-15-30	2,905,000	3,769,238
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	1,725,000	1,787,876
CNA Financial Corp.	7.250		11-15-23	2,320,000	2,738,305
CNO Financial Group, Inc.	5.250		05-30-25	5,545,000	5,378,650
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800		03-07-87	4,830,000	5,282,813
MetLife, Inc.	6.400		12-15-66	3,710,000	3,628,232
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	3,770,000	3,911,375
Pacific LifeCorp. (S)	6.000		02-10-20	2,795,000	3,127,292
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	3,120,000	2,928,900
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	3,085,000	3,131,337
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	1,590,000	1,597,950
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	5,675,000	7,134,207
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	5,820,000	6,226,818
Real estate investment trusts 2.5%
American Tower Corp.	3.400		02-15-19	3,335,000	3,389,517
American Tower Corp.	4.700		03-15-22	3,420,000	3,623,127
Corrections Corp. of America	4.625		05-01-23	3,270,000	3,286,350
Corrections Corp. of America	5.000		10-15-22	1,330,000	1,369,900
Crown Castle International Corp.	4.450		02-15-26	4,100,000	4,167,101
Crown Castle Towers LLC (S)	4.883		08-15-40	4,330,000	4,658,235
Crown Castle Towers LLC (S)	6.113		01-15-40	5,842,000	6,437,705
DDR Corp.	7.500		04-01-17	5,575,000	5,884,061
Highwoods Realty LP	5.850		03-15-17	3,130,000	3,246,561

6SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Iron Mountain, Inc.	5.750		08-15-24	4,640,000	$4,645,800
Iron Mountain, Inc.	6.000		08-15-23	4,735,000	5,030,938
iStar, Inc.	5.000		07-01-19	1,250,000	1,164,063
MPT Operating Partnership LP	6.375		02-15-22	2,750,000	2,832,500
MPT Operating Partnership LP	6.875		05-01-21	2,175,000	2,267,438
Omega Healthcare Investors, Inc.	4.500		01-15-25	3,430,000	3,393,714
Omega Healthcare Investors, Inc.	4.950		04-01-24	3,530,000	3,609,040
Omega Healthcare Investors, Inc.	5.250		01-15-26	2,015,000	2,040,355
USB Realty Corp. (P)(Q)(S)	1.769		01-15-17	2,900,000	2,287,375
Ventas Realty LP	3.500		02-01-25	7,020,000	6,802,506
Ventas Realty LP	3.750		05-01-24	2,595,000	2,592,893
Vereit Operating Partnership LP	4.600		02-06-24	5,895,000	5,600,250
Welltower, Inc.	3.750		03-15-23	1,995,000	1,977,474
Thrifts and mortgage finance 0.5%
Nationstar Mortgage LLC	6.500		07-01-21	3,315,000	2,921,344
Nationstar Mortgage LLC	7.875		10-01-20	3,478,000	3,278,015
Nationstar Mortgage LLC	9.625		05-01-19	2,160,000	2,224,800
Quicken Loans, Inc. (S)	5.750		05-01-25	2,860,000	2,674,100
Radian Group, Inc.	5.250		06-15-20	2,445,000	2,310,525
Stearns Holdings LLC (S)	9.375		08-15-20	1,590,000	1,534,350
Health care 2.4%					80,047,886
Biotechnology 0.4%
AbbVie, Inc.	3.600		05-14-25	6,565,000	6,692,459
Celgene Corp.	5.000		08-15-45	6,485,000	6,638,545
Health care equipment and supplies 0.4%
Alere, Inc.	7.250		07-01-18	2,345,000	2,456,388
Medtronic, Inc.	4.625		03-15-45	4,750,000	5,061,462
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	4,970,000	4,909,764
Health care providers and services 1.3%
Centene Escrow Corp. (S)	6.125		02-15-24	1,510,000	1,602,488
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,663,000	1,613,110
Express Scripts Holding Company	4.500		02-25-26	7,320,000	7,368,985
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	1,880,000	1,894,100
HCA, Inc.	5.250		04-15-25	4,030,000	4,150,900
HCA, Inc.	7.500		02-15-22	3,260,000	3,683,148
Medco Health Solutions, Inc.	7.125		03-15-18	2,880,000	3,147,998
MEDNAX, Inc. (S)	5.250		12-01-23	750,000	777,188
Molina Healthcare, Inc. (S)	5.375		11-15-22	3,545,000	3,589,313
Select Medical Corp.	6.375		06-01-21	5,020,000	4,518,000
UnitedHealth Group, Inc.	1.450		07-17-17	4,965,000	4,972,860
UnitedHealth Group, Inc.	3.750		07-15-25	5,170,000	5,501,500
WellCare Health Plans, Inc.	5.750		11-15-20	1,945,000	1,998,488
Pharmaceuticals 0.3%
Actavis Funding SCS	3.800		03-15-25	3,915,000	4,031,052
Mallinckrodt International Finance SA (S)	5.500		04-15-25	660,000	622,050
Mallinckrodt International Finance SA (S)	5.750		08-01-22	3,490,000	3,446,375
Quintiles Transnational Corp. (S)	4.875		05-15-23	1,335,000	1,371,713

SEE NOTES TO FUND'S INVESTMENTS7

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials 5.6%					$182,423,689
Aerospace and defense 0.9%
AerCap Ireland Capital, Ltd.	4.625		10-30-20	1,225,000	1,249,500
Embraer Overseas, Ltd. (S)	5.696		09-16-23	1,658,000	1,446,605
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	4,055,000	4,267,888
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	850,000	890,902
Lockheed Martin Corp.	2.900		03-01-25	4,771,000	4,760,738
Lockheed Martin Corp.	4.700		05-15-46	3,480,000	3,742,921
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	9,625,000	6,930,000
Textron, Inc.	3.875		03-01-25	2,465,000	2,475,656
Textron, Inc.	5.600		12-01-17	2,195,000	2,311,884
Textron, Inc.	7.250		10-01-19	2,230,000	2,558,979
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500		06-15-22	6,235,000	5,899,869
Airlines 1.9%
America West Airlines 2000-1 Pass Through Trust	8.057		01-02-22	396,329	435,962
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	5,495,356	5,715,170
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24	3,730,297	3,930,800
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		01-15-22	1,398,572	1,405,565
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24	5,917,503	5,563,636
American Airlines 2016-1 Class A Pass Through Trust	4.100		07-15-29	2,320,000	2,328,700
British Airways 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	6,644,595	6,926,990
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	1,621,097	1,661,625
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	525,685	534,569
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		03-15-19	228,672	232,376
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		08-02-20	769,092	815,237
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		10-02-19	80,605	85,845
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	3,564,625	3,925,365
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		10-11-21	1,306,582	1,367,011
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	4,179,575	4,722,920
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	656,219	700,514
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20	1,128,746	1,202,115
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	2,329,920	2,574,562
UAL 2009-1 Pass Through Trust	10.400		05-01-18	191,106	199,228
UAL 2009-2A Pass Through Trust	9.750		07-15-18	765,953	808,080
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	4,810,000	4,840,063
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	5,280,000	5,306,400
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24	3,536,496	3,890,146
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	2,906,704	3,175,574
Building products 0.3%
Builders FirstSource, Inc. (S)	10.750		08-15-23	2,510,000	2,339,320
Masco Corp.	4.450		04-01-25	3,230,000	3,207,778
Owens Corning	4.200		12-15-22	4,330,000	4,352,919
Commercial services and supplies 0.1%
Casella Waste Systems, Inc.	7.750		02-15-19	2,945,000	2,893,463
Safway Group Holding LLC (S)	7.000		05-15-18	1,905,000	1,928,813
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18	3,835,000	3,758,300
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	1,095,000	1,042,988
Industrial conglomerates 0.5%
General Electric Company (P)	1.098		08-15-36	3,180,000	2,723,584

8SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates (continued)
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	10,613,000	$10,865,059
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	2,720,000	1,227,400
Odebrecht Finance, Ltd. (Q)(S)	7.500		04-04-16	1,105,000	497,250
Machinery 0.3%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	1,435,000	1,119,300
SPL Logistics Escrow LLC (S)	8.875		08-01-20	1,871,000	1,590,350
Trinity Industries, Inc.	4.550		10-01-24	6,475,000	5,525,383
Road and rail 0.2%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	6,395,000	6,223,895
Trading companies and distributors 1.0%
Ahern Rentals, Inc. (S)	7.375		05-15-23	4,675,000	2,805,000
Air Lease Corp.	3.375		01-15-19	4,515,000	4,424,700
Air Lease Corp.	3.875		04-01-21	2,950,000	2,854,125
Air Lease Corp.	4.750		03-01-20	2,125,000	2,162,188
Air Lease Corp.	5.625		04-01-17	2,625,000	2,689,313
Aircastle, Ltd.	5.500		02-15-22	2,485,000	2,481,894
Aircastle, Ltd.	6.250		12-01-19	1,760,000	1,863,488
Aircastle, Ltd.	7.625		04-15-20	1,440,000	1,576,800
Ashtead Capital, Inc. (S)	5.625		10-01-24	1,855,000	1,827,175
International Lease Finance Corp. (S)	7.125		09-01-18	2,720,000	2,958,000
United Rentals North America, Inc.	5.500		07-15-25	2,910,000	2,760,863
United Rentals North America, Inc.	5.750		11-15-24	3,270,000	3,187,596
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	2,660,000	2,653,350
Information technology 1.5%					49,483,359
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250		10-15-22	2,705,000	2,819,963
Internet software and services 0.4%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	1,985,000	1,895,675
Ancestry.com, Inc.	11.000		12-15-20	2,680,000	2,820,700
Rackspace Hosting, Inc. (S)	6.500		01-15-24	4,375,000	4,123,438
VeriSign, Inc.	5.250		04-01-25	3,145,000	3,097,825
IT services 0.6%
Fidelity National Information Services, Inc.	5.000		10-15-25	4,110,000	4,271,244
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	2,870,000	2,554,300
Visa, Inc.	3.150		12-14-25	6,020,000	6,254,353
Visa, Inc.	4.300		12-14-45	6,395,000	6,857,109
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc.	5.875		02-15-22	3,150,000	2,893,748
Qorvo, Inc. (S)	6.750		12-01-23	1,910,000	1,943,425
Qorvo, Inc. (S)	7.000		12-01-25	1,660,000	1,705,650
Software 0.2%
Electronic Arts, Inc.	4.800		03-01-26	8,185,000	8,245,929
Materials 1.5%					47,587,526
Chemicals 0.7%
Braskem Finance, Ltd. (S)	7.000		05-07-20	5,150,000	5,098,500
Incitec Pivot Finance LLC (S)	6.000		12-10-19	2,025,000	2,186,753
NOVA Chemicals Corp. (S)	5.000		05-01-25	5,525,000	5,400,688

SEE NOTES TO FUND'S INVESTMENTS9

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Platform Specialty Products Corp. (S)	6.500		02-01-22	6,160,000	$4,989,600
Rain CII Carbon LLC (S)	8.250		01-15-21	3,800,000	2,774,000
The Chemours Company (S)	6.625		05-15-23	1,477,000	1,067,133
Construction materials 0.2%
Cemex SAB de CV (S)	6.125		05-05-25	3,400,000	3,060,000
Cemex SAB de CV (S)	6.500		12-10-19	3,500,000	3,465,000
Containers and packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	2,640,772	2,462,520
Wise Metals Group LLC (S)	8.750		12-15-18	2,510,000	2,108,400
Metals and mining 0.4%
Allegheny Technologies, Inc.	9.375		06-01-19	6,195,000	5,172,825
ArcelorMittal	10.850		06-01-19	3,005,000	3,162,763
Commercial Metals Company	7.350		08-15-18	2,540,000	2,635,250
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	1,775,000	1,775,000
Paper and forest products 0.1%
Norbord, Inc. (S)	6.250		04-15-23	2,325,000	2,229,094
Telecommunication services 1.9%					60,629,195
Diversified telecommunication services 1.2%
AT&T, Inc.	4.750		05-15-46	3,260,000	2,965,544
Columbus International, Inc. (S)	7.375		03-30-21	1,525,000	1,582,950
Frontier Communications Corp. (S)	8.875		09-15-20	3,900,000	4,026,750
GCI, Inc.	6.875		04-15-25	2,610,000	2,551,275
T-Mobile USA, Inc.	6.125		01-15-22	1,530,000	1,575,900
T-Mobile USA, Inc.	6.250		04-01-21	1,770,000	1,854,075
Telecom Italia Capital SA	7.200		07-18-36	2,650,000	2,464,500
Verizon Communications, Inc.	4.400		11-01-34	3,320,000	3,119,426
Verizon Communications, Inc.	4.862		08-21-46	10,455,000	10,216,323
Verizon Communications, Inc.	5.012		08-21-54	2,884,000	2,682,284
Verizon Communications, Inc.	6.550		09-15-43	3,275,000	3,971,311
Wind Acquisition Finance SA (S)	7.375		04-23-21	2,845,000	2,617,400
Wireless telecommunication services 0.7%
CC Holdings GS V LLC	3.849		04-15-23	3,960,000	3,990,096
Comcel Trust (S)	6.875		02-06-24	1,720,000	1,535,100
Digicel Group, Ltd. (S)	8.250		09-30-20	3,385,000	2,640,300
Digicel, Ltd. (S)	6.750		03-01-23	3,130,000	2,652,675
Millicom International Cellular SA (S)	4.750		05-22-20	3,530,000	3,224,479
Millicom International Cellular SA (S)	6.625		10-15-21	3,165,000	2,975,100
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	1,375,000	1,189,650
SBA Tower Trust (S)	3.598		04-15-43	2,770,000	2,794,057
Utilities 1.2%					37,837,357
Electric utilities 0.7%
Beaver Valley II Funding Corp.	9.000		06-01-17	209,000	221,540
BVPS II Funding Corp.	8.890		06-01-17	290,000	299,237
Electricite de France SA (S)	3.625		10-13-25	2,940,000	2,975,877
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	3,830,000	3,327,313
Empresa Electrica Angamos SA (S)	4.875		05-25-29	3,490,000	3,026,025
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	3,295,000	3,467,691
Israel Electric Corp., Ltd. (S)	6.875		06-21-23	1,825,000	2,107,419

10SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	2,890,000	$3,189,491
PNPP II Funding Corp.	9.120		05-30-16	38,000	38,369
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	2,215,000	2,409,920
Talen Energy Supply LLC	6.500		06-01-25	2,450,000	1,690,500
W3A Funding Corp.	8.090		01-02-17	927,329	926,124
Independent power and renewable electricity producers 0.5%
Dynegy, Inc.	6.750		11-01-19	1,145,000	1,067,713
Dynegy, Inc.	7.625		11-01-24	5,445,000	4,505,738
NRG Yield Operating LLC	5.375		08-15-24	9,755,000	8,584,400
U.S. Government and Agency obligations 24.4%					$794,184,877
(Cost $781,921,583)
U.S. Government 10.2%					333,137,770
U.S. Treasury
Bond	2.500		02-15-45	66,818,000	65,129,309
Bond	3.000		11-15-45	66,630,700	72,010,596
Bond	3.375		05-15-44	46,930,000	54,598,268
Note	0.750		02-15-19	18,265,000	18,180,104
Note	1.625		02-15-26	59,440,000	58,831,691
Note (C)	1.750		01-31-23	31,085,000	31,565,854
Treasury Inflation Protected Security	0.375		07-15-25	32,623,565	32,821,948
U.S. Government Agency 14.2%					461,047,107
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.539		06-01-44	2,809,805	2,881,061
30 Yr Pass Thru (P)	2.670		05-01-44	2,709,741	2,786,995
30 Yr Pass Thru (P)	2.983		03-01-44	665,515	689,655
30 Yr Pass Thru	3.000		03-01-43	6,029,137	6,229,088
30 Yr Pass Thru	3.500		06-01-42	9,878,412	10,394,713
30 Yr Pass Thru	3.500		09-01-42	3,193,324	3,349,248
30 Yr Pass Thru	3.500		04-01-44	10,776,207	11,386,577
30 Yr Pass Thru	4.000		03-01-42	13,227,273	14,159,627
30 Yr Pass Thru	4.000		11-01-43	7,603,968	8,204,109
30 Yr Pass Thru	4.000		02-01-44	2,033,838	2,184,824
30 Yr Pass Thru	4.500		11-01-39	4,799,306	5,223,370
30 Yr Pass Thru	4.500		02-01-41	7,519,061	8,178,742
30 Yr Pass Thru	4.500		03-01-41	4,155,636	4,581,264
30 Yr Pass Thru	5.500		05-01-38	461,206	521,199
30 Yr Pass Thru	5.500		12-01-38	256,394	287,983
30 Yr Pass Thru	5.500		11-01-39	10,253,843	11,584,439
Federal National Mortgage Association
15 Yr Pass Thru	2.500		06-01-27	358,109	369,733
15 Yr Pass Thru	3.000		09-01-27	6,058,985	6,328,191
15 Yr Pass Thru	3.500		02-01-26	912,834	966,142
15 Yr Pass Thru	3.500		03-01-26	7,586,255	8,029,281
15 Yr Pass Thru	4.000		12-01-24	4,014,042	4,291,418
30 Yr Pass Thru (P)	2.518		06-01-44	5,138,112	5,288,217
30 Yr Pass Thru (P)	2.556		04-01-44	4,471,180	4,609,751
30 Yr Pass Thru (P)	2.925		03-01-44	692,945	718,891
30 Yr Pass Thru	3.000		08-01-42	260,873	270,207
30 Yr Pass Thru	3.000		10-01-42	6,753,527	6,943,469
30 Yr Pass Thru	3.000		12-01-42	3,329,709	3,432,721

SEE NOTES TO FUND'S INVESTMENTS11

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		01-01-43	2,426,591	$2,493,322
30 Yr Pass Thru	3.000		03-01-43	1,703,563	1,763,187
30 Yr Pass Thru	3.000		05-01-43	2,362,979	2,445,683
30 Yr Pass Thru	3.000		06-01-43	3,776,002	3,878,662
30 Yr Pass Thru	3.500		11-01-40	6,041,339	6,344,415
30 Yr Pass Thru	3.500		06-01-42	5,661,156	5,961,081
30 Yr Pass Thru	3.500		08-01-42	9,547,594	10,053,420
30 Yr Pass Thru	3.500		01-01-43	4,113,037	4,321,947
30 Yr Pass Thru	3.500		06-01-43	21,547,893	22,766,928
30 Yr Pass Thru	3.500		07-01-43	18,827,975	19,893,136
30 Yr Pass Thru	3.500		01-01-45	6,863,560	7,252,927
30 Yr Pass Thru	3.500		04-01-45	20,209,821	21,274,211
30 Yr Pass Thru	4.000		11-01-40	2,121,940	2,290,949
30 Yr Pass Thru	4.000		01-01-41	11,041,392	11,827,764
30 Yr Pass Thru	4.000		09-01-41	10,498,060	11,365,757
30 Yr Pass Thru	4.000		10-01-41	10,404,690	11,181,355
30 Yr Pass Thru	4.000		01-01-42	6,068,386	6,548,878
30 Yr Pass Thru	4.000		07-01-42	800,304	863,922
30 Yr Pass Thru	4.000		09-01-43	12,932,750	14,067,901
30 Yr Pass Thru	4.000		10-01-43	23,109,272	25,044,689
30 Yr Pass Thru	4.000		01-01-44	5,696,569	6,184,115
30 Yr Pass Thru	4.500		11-01-39	8,440,680	9,190,780
30 Yr Pass Thru	4.500		08-01-40	10,368,176	11,299,287
30 Yr Pass Thru	4.500		02-01-41	10,438,811	11,376,265
30 Yr Pass Thru	4.500		05-01-41	9,044,304	9,872,070
30 Yr Pass Thru	4.500		06-01-41	10,920,334	11,924,920
30 Yr Pass Thru	4.500		07-01-41	4,851,702	5,298,021
30 Yr Pass Thru	4.500		08-01-41	6,620,958	7,234,173
30 Yr Pass Thru	4.500		05-01-42	13,339,910	14,567,077
30 Yr Pass Thru	4.500		01-01-43	2,906,291	3,167,290
30 Yr Pass Thru	5.000		08-01-40	6,977,769	7,744,779
30 Yr Pass Thru	5.000		09-01-40	5,851,017	6,494,172
30 Yr Pass Thru	5.000		02-01-41	4,715,592	5,245,727
30 Yr Pass Thru	5.000		03-01-41	5,422,919	6,051,215
30 Yr Pass Thru	5.000		04-01-41	1,871,047	2,107,706
30 Yr Pass Thru	5.000		07-01-42	4,136,237	4,590,900
30 Yr Pass Thru	5.500		05-01-35	2,301,403	2,606,089
30 Yr Pass Thru	5.500		04-01-36	563,892	639,268
30 Yr Pass Thru	5.500		05-01-36	2,487,014	2,819,458
30 Yr Pass Thru	5.500		01-01-39	2,144,092	2,426,006
30 Yr Pass Thru	6.000		02-01-37	541,037	622,239
30 Yr Pass Thru	6.500		01-01-39	2,596,639	3,025,897
30 Yr Pass Thru	6.500		06-01-39	883,797	1,028,604
Foreign government obligations 0.2%					$5,687,305
(Cost $4,778,571)
Argentina 0.2%					5,687,305
City of Buenos Aires (S)	9.950		03-01-17	2,645,000	2,747,957
Republic of Argentina (H)	8.280		12-31-33	2,502,638	2,939,348

12SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Capital preferred securities 0.9%					$28,711,893
(Cost $30,770,967)
Financials 0.9%					28,711,893
Banks 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		03-18-16	4,938,000	3,456,600
Sovereign Capital Trust VI	7.908		06-13-36	3,068,000	3,104,653
Capital markets 0.3%
Goldman Sachs Capital II (P)(Q)	4.000		04-04-16	6,880,000	4,884,800
State Street Capital Trust IV (P)	1.512		06-01-77	5,935,000	4,154,500
Insurance 0.4%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67	960,000	1,094,400
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68	2,820,000	3,666,000
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	6,740,000	6,726,520
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	1,640,000	1,624,420
Convertible bonds 0.1%					$2,203,875
(Cost $2,697,825)
Utilities 0.1%					2,203,875
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc.	3.250		06-01-20	2,700,000	2,203,875
Municipal bonds 0.1%					$4,888,733
(Cost $4,901,802)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	4,902,214	4,888,733
Term loans (M) 0.3%					$11,234,895
(Cost $12,485,912)
Consumer staples 0.1%					2,431,629
Household products 0.1%
The Sun Products Corp.	5.500		03-23-20	2,564,109	2,431,629
Financials 0.0%					1,302,475
Thrifts and mortgage finance 0.0%
Walter Investment Management Corp.	4.750		12-19-20	1,583,556	1,302,475
Health care 0.0%					873,180
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	5.250		11-03-20	891,000	873,180
Industrials 0.2%					5,404,443
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.500		12-28-19	970,000	881,083
Airlines 0.2%
Delta Air Lines, Inc.	3.250		10-18-18	1,651,939	1,647,810
GOL LuxCo SA	6.500		08-31-20	2,890,000	2,875,550
Utilities 0.0%					1,223,168
Electric utilities 0.0%
ExGen Texas Power LLC	5.750		09-16-21	2,038,614	1,223,168
Collateralized mortgage obligations 12.5%					$405,876,750
(Cost $406,296,019)
Commercial and residential 11.7%					379,798,752
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.016		08-25-35	2,078,490	1,975,708
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.656		06-25-45	3,924,831	3,613,048

SEE NOTES TO FUND'S INVESTMENTS13

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-1, Class AHM (P)	2.866		06-25-45	2,334,856	$2,284,634
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	4,915,000	5,397,166
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010		12-13-29	5,021,000	4,800,501
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.027		09-15-26	2,645,000	2,524,390
Series 2014-ICTS, Class D (P) (S)	2.327		06-15-28	2,295,000	2,182,068
Series 2014-ICTS, Class E (P) (S)	3.377		06-15-28	1,425,000	1,311,418
Series 2015-200P, Class F (P) (S)	3.596		04-14-33	4,230,000	3,473,614
BBCMS Trust
Series 2015, Class C (P) (S)	2.427		02-15-28	2,145,000	2,042,448
Series 2015-MSQ, Class D (P) (S)	3.990		09-15-22	5,335,000	5,175,203
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.090		03-25-35	3,127,784	3,111,294
Series 2005-5, Class A2 (P)	2.480		08-25-35	4,782,325	4,760,327
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.136		01-25-35	5,031,649	4,846,330
Series 2004-12, Class A3 (P)	1.136		01-25-35	1,280,379	1,250,666
Series 2005-5, Class 1A4 (P)	0.996		07-25-35	2,861,389	2,688,781
Series 2005-7, Class 11A1 (P)	0.976		08-25-35	4,415,969	4,155,268
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750		10-25-34	4,216,609	4,219,930
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.429		07-05-33	5,100,000	4,870,723
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.931		08-15-29	6,985,000	6,416,452
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927		03-10-33	6,165,000	5,451,540
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	3,795,000	3,448,027
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.116		05-15-29	4,625,000	4,180,952
Series 2015-JWRZ, Class GL2 (P) (S)	4.115		05-15-29	4,175,000	3,791,777
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.427		12-15-27	6,335,000	5,936,776
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786		04-10-28	3,345,000	3,021,021
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E (P) (S)	2.777		06-15-33	5,770,000	5,506,407
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.703		06-10-46	43,434,048	1,287,316
Series 2015-CR27, Class B (P)	4.361		10-10-58	2,570,000	2,539,548
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	1.945		10-15-45	55,729,914	5,005,510
Series 2012-LC4, Class B (P)	4.934		12-10-44	2,145,000	2,302,551
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	5,125,000	5,029,261
Series 2013-CR11, Class B (P)	5.162		10-10-46	8,094,000	8,833,106
Series 2013-CR13, Class C (P)	4.752		12-10-23	3,505,000	3,499,564
Series 2013-CR6, Class XA IO	1.497		03-10-46	40,483,584	1,987,959
Series 2013-LC13, Class B (P) (S)	4.877		08-10-46	4,015,000	4,329,447
Series 2014-FL4, Class D (P) (S)	2.032		07-13-31	6,605,000	6,448,907
Series 2014-TWC, Class D (P) (S)	2.674		02-13-32	4,270,000	4,040,163
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.577		08-13-27	6,930,000	6,541,705

14SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.800		08-15-45	31,902,352	$2,716,514
Series 2014-CR15, Class XA IO	1.319		02-10-47	51,737,416	2,962,691
Series 2014-CR16, Class C (P)	4.905		04-10-47	4,850,000	4,490,254
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	4,740,000	4,202,175
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.706		06-25-34	2,921,410	2,746,007
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-19	2,345,000	2,217,469
Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-19	5,210,000	4,778,491
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.194		08-19-34	1,905,438	1,830,472
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.927		05-15-34	7,102,000	6,634,645
GS Mortgage Securities Trust Series 2015-590M, Class C (P) (S)	3.805		10-10-35	5,490,000	5,263,845
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.406		08-19-45	7,109,174	439,247
Series 2005-2, Class IX IO	2.027		05-19-35	33,260,722	2,577,187
Series 2005-9, Class 2A1C (P)	0.882		06-20-35	4,547,984	4,125,969
Series 2007-3, Class ES IO (S)	0.350		05-19-47	49,583,910	780,500
Series 2007-4, Class ES IO	0.350		07-19-47	51,936,600	760,871
Series 2007-6, Class ES IO (S)	0.343		08-19-37	40,049,859	513,079
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.577		07-15-29	4,795,000	4,474,728
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.179		11-05-30	3,703,928	3,667,292
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	6,127,000	6,108,661
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.079		08-05-34	3,470,000	3,336,009
Impac Mortgage Holdings, Inc. Series 2004-4, Class M2 (P)	1.246		02-25-35	3,395,000	3,107,703
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.183		07-25-35	56,836,314	4,599,536
Series 2005-AR8, Class AX2 IO	2.220		05-25-35	51,405,046	4,131,568
Series 2005-AR18, Class 1X IO	2.059		10-25-36	21,458,958	2,063,066
Series 2005-AR18, Class 2X IO	1.704		10-25-36	33,720,513	2,055,122
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.675		04-15-47	7,040,000	6,545,428
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431		07-05-32	23,665,000	1,891,371
Series 2014-FBLU, Class D (P) (S)	3.027		12-15-28	5,425,000	5,161,617
Series 2014-FBLU, Class E (P) (S)	3.927		12-15-28	3,965,000	3,689,050
Series 2014-FL5, Class C (P) (S)	2.527		07-15-31	8,370,000	8,044,004
Series 2014-INN, Class F (P) (S)	4.431		06-15-29	4,130,000	3,964,223
Series 2014-PHH, Class C (P) (S)	2.527		08-15-27	7,925,000	7,697,302
Series 2015-MAR7, Class C (S)	4.490		06-05-32	5,135,000	5,072,227
Series 2015-SG, Class B (P) (S)	3.177		07-15-36	4,275,000	4,244,007
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.536		11-25-34	4,255,000	4,124,049
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904		10-25-35	3,904,284	3,758,838
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.180		02-15-46	2,768,000	2,692,261

SEE NOTES TO FUND'S INVESTMENTS15

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C18, Class 300D	5.279		08-15-31	2,795,000	$2,775,551
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295		09-09-32	11,110,000	11,064,823
Series 2015, Class XLF1 C (P) (S)	2.627		08-14-31	4,775,000	4,683,484
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.875		08-25-34	4,021,680	3,944,199
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.766		05-25-35	2,696,096	2,483,241
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.886		04-25-35	4,222,672	3,853,566
Series 2005-3, Class APT (P)	0.726		07-25-35	4,179,367	4,024,118
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.289		12-25-45	18,162,757	1,895,947
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.769		03-25-44	3,579,171	3,466,660
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.835		10-10-36	3,010,000	2,812,156
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	2,745,000	2,872,185
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.704		05-10-63	37,474,807	2,289,962
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	5,963,000	5,875,185
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.726		12-25-45	4,281,428	3,764,852
Series 2005-AR2, Class 2A1B (P)	0.806		01-25-45	1,573,451	1,407,515
Series 2005-AR2, Class 2A3 (P)	0.786		01-25-45	2,369,572	2,187,363
Series 2005-AR8, Class 2AB2 (P)	0.856		07-25-45	4,227,680	3,698,648
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	8,550,000	8,248,728
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	5,005,000	4,401,907
Series 2015-LC22, Class B (P)	4.539		09-15-58	3,540,000	3,624,687
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.160		11-15-45	50,196,887	4,611,678
Series 2013-C15, Class B (P)	4.480		08-15-46	1,132,000	1,164,092
Series 2013-C16, Class B (P)	4.981		09-15-46	2,200,000	2,338,651
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.998		11-15-29	582,485	560,570
U.S. Government Agency 0.8%					26,077,998
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.286		10-25-27	3,890,000	3,798,011
Series 2015-DNA1, Class M3 (P)	3.736		10-25-27	1,325,000	1,192,895
Series 290, Class IO	3.500		11-15-32	9,252,019	1,461,068
Series 4136, Class IH IO	3.500		09-15-27	11,034,191	1,216,751
Series K017, Class X1 IO	1.415		12-25-21	20,118,548	1,301,823
Series K018, Class X1 IO	1.408		01-25-22	18,949,319	1,262,523
Series K021, Class X1 IO	1.491		06-25-22	4,545,473	341,928
Series K022, Class X1 IO	1.279		07-25-22	104,449,499	6,886,491
Series K709, Class X1 IO	1.526		03-25-19	16,683,145	666,497
Series K710, Class X1 IO	1.766		05-25-19	33,058,982	1,573,839
Series K711, Class X1 IO	1.699		07-25-19	61,708,782	2,854,247
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	12,879,871	1,398,176
Series 2012-137, Class WI IO	3.500		12-25-32	9,876,341	1,460,366

16SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association Series 2012-114, Class IO	0.904		01-16-53	9,457,393	$663,383
Asset backed securities 16.3%					$530,321,227
(Cost $528,452,906)
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.111		05-25-35	2,709,980	2,599,250
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	0.986		03-25-35	55,000	51,650
Series 2005-4, Class M1 (P)	0.886		10-25-35	9,530,000	8,583,118
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	8,344,000	8,416,686
Series 2015-1, Class A4	1.750		05-15-20	5,980,000	6,012,783
Ally Master Owner Trust
Series 2012-4, Class A	1.720		07-15-19	4,830,000	4,840,398
Series 2015-3, Class A	1.630		05-15-20	7,970,000	7,969,507
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	7,661,000	7,701,815
Series 2014-4, Class A	1.430		06-15-20	9,020,000	9,058,618
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	0.846		01-25-36	3,100,000	2,899,737
Series 2005-R3, Class M2 (P)	0.906		05-25-35	3,680,000	3,469,969
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	12,225,000	12,279,069
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	7,516,163	7,858,044
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.516		01-25-34	1,851,760	1,695,741
Series 2004-W6, Class M1 (P)	1.261		05-25-34	965,750	911,386
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	12,480,000	12,510,163
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	6,400,000	6,395,152
Series 2015-1, Class A4 (S)	1.660		09-15-20	6,545,000	6,526,870
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.676		07-25-36	6,864,419	6,411,777
Series 2006-1A, Class A3 (P) (S)	0.786		07-25-36	3,885,000	3,268,118
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	6,240,000	6,239,249
Series 2015-2, Class A4	1.750		01-15-21	6,865,000	6,817,807
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480		07-15-20	12,785,000	12,843,326
Series 2015-A5, Class A5	1.600		05-17-21	7,762,000	7,812,763
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160		06-17-19	8,205,000	8,200,974
Series 2015-2, Class A4	1.800		03-15-21	3,145,000	3,172,462
Series 2016-1, Class A4	1.880		06-15-21	3,545,000	3,570,572
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	5,424,000	5,436,932
Series 2014-A7, Class A	1.380		11-15-19	9,340,000	9,379,924
Series 2015, Class A2A	1.590		02-18-20	9,336,000	9,400,379
Series 2015-A5, Class A	1.360		04-15-20	13,310,000	13,360,302
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760		12-16-19	2,585,000	2,595,042
Series 2015-AA, Class A4 (S)	1.550		02-18-20	90,000	89,952

SEE NOTES TO FUND'S INVESTMENTS17

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	4,455,000	$4,751,123
Series 2014-A8, Class A8	1.730		04-09-20	9,245,000	9,331,080
Citicorp Residential Mortgage Trust Series 2007-2, Class A6	6.265		06-25-37	780,568	805,481
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	10,316,150	10,475,677
CNH Equipment Trust Series 2015-C, Class A3	1.660		11-16-20	9,901,000	9,955,409
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	115,147	95,459
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B	5.613		02-25-35	2,282,576	2,306,827
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.856		07-25-35	1,955,000	1,891,475
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.906		05-25-36	4,569,299	4,460,585
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	9,390,150	9,261,505
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640		07-15-21	13,345,000	13,412,547
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	5,256,825	5,320,685
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.126		11-25-35	4,076,398	3,972,500
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.411		12-25-34	2,943,453	2,609,878
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	3,225,000	3,274,732
Series 2015-A, Class A4	1.640		06-15-20	3,682,000	3,703,672
Series 2015-B, Class A4	1.580		08-15-20	3,910,000	3,930,335
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	7,965,000	7,980,032
Series 2014-4, Class A1	1.400		08-15-19	10,425,000	10,432,485
Series 2015-1, Class A1	1.420		01-15-20	8,485,000	8,490,714
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	1,580,000	1,590,969
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	2,045,000	2,049,887
Series 2015-2, Class A4	1.850		07-22-19	7,012,000	7,035,121
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	4,370,000	4,360,222
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.706		10-25-35	3,359,362	3,128,725
GSAA Trust Series 2005-10, Class M3 (P)	0.986		06-25-35	4,965,000	4,803,416
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.456		05-25-35	2,085,000	1,994,360
Series 2005-3, Class M4 (P)	1.396		08-25-35	2,880,000	2,637,085
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	11,010,000	11,029,828
Series 2015-1, Class A4	1.320		11-16-20	45,000	45,047
Series 2015-2, Class A4	1.470		08-23-21	5,660,000	5,672,504
Series 2015-3, Class A4	1.560		10-18-21	6,075,000	6,108,679
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	40,000	40,001

18SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	5,170,000	$5,186,964
Series 2015, Class AA4	1.650		12-15-21	2,961,000	2,977,046
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.956		06-25-35	3,342,605	3,186,102
Series 2005-WMC1, Class M1 (P)	1.186		09-25-35	2,086,424	1,960,494
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-22-31	1,116,933	1,098,500
Series 2015-1A, Class A (S)	2.520		12-20-32	3,916,667	3,913,208
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.716		09-25-36	6,160,000	5,695,282
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.111		03-25-35	7,315,000	6,711,698
Series 2005-2, Class M2 (P)	0.886		06-25-35	10,316,000	9,706,950
Nissan Auto Receivables Owner Trust Series 2015-A, Class A4	1.500		09-15-21	90,000	90,293
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	7,368,000	7,373,000
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	4,137,000	4,125,840
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	6,645,000	6,671,703
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.586		09-25-36	6,530,472	5,996,984
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	2,259,058	2,266,641
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	3,280,929	3,387,515
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.876		11-25-35	3,073,500	2,890,574
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.736		12-25-36	7,690,000	7,440,383
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.156		02-25-35	5,285,000	4,943,628
Series 2005-2, Class M2 (P)	1.171		03-25-35	7,250,000	6,740,546
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.926		02-25-35	3,591,904	3,405,073
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.866		09-25-35	2,735,000	2,582,762
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780		01-15-21	6,555,000	6,586,395
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	1,880,000	1,798,156
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440		04-15-20	3,590,000	3,603,017
Series 2015-B, Class A4	1.740		09-15-20	5,540,000	5,593,309
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	4,245,000	4,197,521
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	10,689,210	10,418,773
Westgate Resorts LLC
Series 2012-3A, Class B (S)	4.500		03-20-25	853,749	852,881
Series 2013-1A, Class B (S)	3.750		08-20-25	505,125	504,841
Series 2014-1A, Class A (S)	2.150		12-20-26	6,589,331	6,506,964
Series 2014-1A, Class B (S)	3.250		12-20-26	3,026,513	2,991,046
Series 2014-AA, Class A (S)	6.250		10-20-26	1,418,816	1,418,816
Series 2015-1A, Class A (S)	2.750		05-20-27	2,834,123	2,813,713

SEE NOTES TO FUND'S INVESTMENTS19

Bond Fund

Rate (%	)	Maturity date	Par value^	Value
Series 2015-2A, Class B (S)	4.000	07-20-28	4,790,207	$4,782,543
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	4,565,000	4,564,486
Shares	Value
Preferred securities 0.8%	$25,064,646
(Cost $25,866,917)
Consumer staples 0.1%	1,985,696
Food and staples retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	23,250	1,985,696
Financials 0.5%	17,887,980
Banks 0.2%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)	62,350	1,878,294
Regions Financial Corp., 6.375%	116,890	2,963,162
Wells Fargo & Company, Series L, 7.500%	1,572	1,842,054
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	95,285	2,348,775
Consumer finance 0.1%
Discover Financial Services, 6.500%	69,600	1,823,520
Diversified financial services 0.1%
GMAC Capital Trust I, 6.402%	265,056	6,430,259
Real estate investment trusts 0.0%
Weyerhaeuser Company, 6.375%	12,950	601,916
Utilities 0.2%	5,190,970
Electric utilities 0.1%
Exelon Corp., 6.500%	42,281	1,875,162
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	68,339	3,315,808
Shares	Value
Warrants 0.0%	$5,720
(Cost $0)
HealthSouth Corp. (Expiration Date: 1-17-17; Strike Price: $41.40) (I)	3,143	5,720
Par value^	Value
Short-term investments 2.2%	$71,995,089
(Cost $71,995,089)
Repurchase agreement 2.2%	71,995,089
Barclays Tri-Party Repurchase Agreement dated 2-29-16 at 0.300% to be repurchased at $65,611,547 on 3-1-16, collateralized by $60,347,600 U.S. Treasury Bonds, 3.125% due 2-15-43 (valued at $66,923,794, including interest)	65,611,000	65,611,000
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.000% to be repurchased at $108,089 on 3-1-16, collateralized by $108,500 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $110,284, including interest)	108,089	108,089
Repurchase Agreement with State Street Corp. dated 2-29-16 at 0.030% to be repurchased at $6,276,005 on 3-1-16, collateralized by $6,430,000 U.S. Treasury Notes, 0.500% due 7-31-17 (valued at $6,405,888, including interest)	6,276,000	6,276,000
Total investments (Cost $3,268,780,131)† 99.4%	$3,234,731,335
Other assets and liabilities, net 0.6%	$18,026,997
Total net assets 100.0%	$3,252,758,332

20SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(I)	Non-income producing security.
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $785,862,641 or 24.2% of the fund's net assets as of 2-29-16.
†	At 2-29-16, the aggregate cost of investment securities for federal income tax purposes was $3,279,519,798. Net unrealized depreciation aggregated to $44,788,463, of which $47,577,035 related to appreciated investment securities and $92,365,498 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS21

Notes to Fund's investments

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 29, 2016, by major security category or type:

	Total value at 2-29-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,354,556,325	—	$1,354,556,325	—
U.S. Government and Agency obligations	794,184,877	—	794,184,877	—
Foreign government obligations	5,687,305	—	5,687,305	—
Capital preferred securities	28,711,893	—	28,711,893	—
Convertible bonds	2,203,875	—	2,203,875	—
Municipal bonds	4,888,733	—	4,888,733	—
Term loans	11,234,895	—	11,234,895	—
Collateralized mortgage obligations	405,876,750	—	405,876,750	—
Asset backed securities	530,321,227	—	530,321,227	—
Preferred securities	25,064,646	$21,200,656	3,863,990	—
Warrants	5,720	5,720	—	—
Short-term investments	71,995,089	—	71,995,089	—
Total investments in securities	$3,234,731,335	$21,206,376	$3,213,524,959	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       22

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q3	02/16
This report is for the information of the shareholders of John Hancock Bond Fund.		4/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 20, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 20, 2016